PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
Prepaid Expenses and Other Assets
	As of December 31,
	2022	2023
	$	$
Current
Other receivables	782,022	1,153,627
Taxes receivable	168,266	207,172
Deferred payment channel costs	271,194	197,814
Securities purchased under agreements to resell	390,002	160,289
Prepaid expenses	121,049	111,986
Security deposits	16,828	14,898
Assets held for sale	25,954	–
Others	23,336	16,056
	1,798,651	1,861,842

Non-current
Security deposits	47,314	41,984
Prepayment of long-lived assets (including renovation-in-progress)	61,733	24,318
Deferred payment channel costs	8,476	12,089
Other receivables	6,821	2,652
Others	11,272	6,662
	135,616	87,705